Equity Transaction with Non-controlling Interests - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2025 USD ($) shares
USISH [Member]
Increase (decrease) in capital surplus	$ 271,589		$ 186,404	$ 8,658
Number of shares approved for repurchase	6,321		6,740	6,321
USISH Bonds [Member]
Increase (decrease) in capital surplus	$ 3,177,227			$ 101,282
Convertible bonds converted to ordinary shares	75,691	75,691
AMPI [Member]
Increase (decrease) in capital surplus	$ 68,093		$ 63,649	$ 2,171
Increase (decrease) in retained earnings | $			$ 5,439
AMPI [Member] | Public Tender Offer [Member]
Consideration Paid In Cash	$ 57,475	$ 1,832
Share Capital Subscribed	6,386	6,386